Consolidated Statements of Financial Position (Parentheticals) - $ / shares	Dec. 31, 2023	Dec. 31, 2022
Par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Shares authorized	442,456,586	442,456,586
Shares issued		40,440,000
Shares outstanding		40,440,000
Class A Ordinary Shares
Par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Shares outstanding	93,710,805
Class B Ordinary Shares
Par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Shares outstanding	16,990,000
Series A Preferred Shares
Par value per share (in Dollars per share)	$ 0.0001	$ 0.0001
Shares authorized		14,560,000
Shares issued		14,560,000
Shares outstanding		14,560,000